Annual Product Information Notice

Dated May 1, 2008

For

Hartford Life and Hartford Life and Annuity OmniSource ®

Group Flexible Premium Variable Life Insurance Policies

Effective as of April 30, 2008, we will no longer file updated prospectuses and statements of additional information for the variable life insurance product indicated above in a Registration Statement (collectively referred to herein as a “Registration Statement”) with the United States Securities and Exchange Commission. However, we will provide you with updated information regarding the product that would have been included in a Registration Statement in this Annual Product Information Notice (“Notice”).  This Notice updates the information in the last updated version of the outdated prospectus included in the Registration Statement dated May 1, 2007.  Please keep this Notice for future reference.

1.             Fund Data

The following amends the “Annual Fund Operating Expenses” section of the Fee Tables portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund’s prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2007:

	Minimum	Maximum
Total Annual Fund Operating Expenses	0.28%	1.58%

Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2.             Fees We Receive from Funds and Related Parties

The following updates “The Funds” section of the About Us portion of your prospectus:

For the fiscal year ended December 31, 2007, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,457,553 (excluding indirect benefits received by offering HLS Funds as investment options).

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3.             Contract Limitations

The following amends the Contract Limitations section of your prospectus:

There are some restrictions on your ability to make Investment Division transfers.  These include: a) one Investment Division transfer request each day; b) a total of 12 Investment Division transfers each Coverage Year (the “Transfer Rule”) by U.S. Mail, same day mail, courier service or with our permission, via facsimile; and c) policies designed by the Underlying Funds to restrict excessive Investment Division transfers.  Please refer to the May 1, 2007 version of the prospectus for more information or contact us.

4.             Legal Matters

The following amends the Legal Matters section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

5.             How to Send Premium Payments

The following new section “How to Send Premium Payments” is added to your prospectus:

You may send premium payments to us by means of the following methods:

By Mail

You should send premium payments to the following address:

Hartford Life Private Placement, LLC.

Attn: Client and Policy Operations

100 Campus Drive

Suite 250

Florham Park, NJ 07932

By Wire

You may also arrange to pay your premium by wire by calling 1-800-854-3384.

Additional Information and Contacting The Hartford

In addition to this Notice, you will continue to receive the Hartford Company and separate account financial statements   and the updated underlying fund prospectuses.  You will also receive each underlying fund’s annual and semi-annual reports as well as policyholder reports.  If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives via telephone at 1-800-854-3384 or via mail at Hartford Life Private Placement, LLC, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

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Annual Product Information Notice

Dated May 1, 2008

For

Hartford Life and Annuity The One® ProviderSM

Group Flexible Premium Variable Life Insurance Policies

Effective as of April 30, 2008, we will no longer file updated prospectuses and statements of additional information for the variable life insurance product indicated above in a Registration Statement (collectively referred to herein as a “Registration Statement”) with the United States Securities and Exchange Commission. However, we will provide you with updated information regarding the product that would have been included in a Registration Statement in this Annual Product Information Notice (“Notice”).  This Notice updates the information in the last updated version of the outdated prospectus included in the Registration Statement dated May 1, 2007.  Please keep this Notice for future reference.

1.             Fund Data

The following amends the “Annual Fund Operating Expenses” section of the Fee Tables portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund’s prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2007:

	Minimum	Maximum
Total Annual Fund Operating Expenses	0.10%	1.10%

Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2.             Fees We Receive from Funds and Related Parties

The following updates “The Funds” section of the About Us portion of your prospectus:

For the fiscal year ended December 31, 2007, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,457,553 (excluding indirect benefits received by offering HLS Funds as investment options).

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3.             Mortality and Expense Risk Charge

The following updates the second paragraph of the “Mortality and Expense Risk Charge” section of the Charges and Deductions portion of your prospectus:

Currently, we deduct a daily charge of .001096% which is equal to .40% per year of the value of each Investment Divisions assets in all Coverage Years.

4.             Contract Limitations

The following amends the Contract Limitations section of your prospectus:

There are some restrictions on your ability to make Investment Division transfers.  These include: a) one Investment Division transfer request each day; b) a total of 12 Investment Division transfers each Coverage Year (the “Transfer Rule”) by U.S. Mail, same day mail, courier service or with our permission, via facsimile; and c) policies designed by the Underlying Funds to restrict excessive Investment Division transfers.  Please refer to the May 1, 2007 version of the prospectus for more information or contact us.

5.             Legal Matters

The following amends the Legal Matters section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

6.             How to Send Premium Payments

The following new section “How to Send Premium Payments” is added to your prospectus:

You may send premium payments to us by means of the following methods:

By Mail

You should send premium payments to the following address:

Hartford Life Private Placement, LLC.

Attn: Client and Policy Operations

100 Campus Drive

Suite 250

Florham Park, NJ 07932

By Wire

You may also arrange to pay your premium by wire by calling 1-800-854-3384.

Additional Information and Contacting The Hartford

In addition to this Notice, you will continue to receive the Hartford Company and separate account financial statements   and the updated underlying fund prospectuses.  You will also receive each underlying fund’s annual and semi-annual reports as well as policyholder reports.  If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives via telephone at 1-800-854-3384or via mail at Hartford Life Private Placement, LLC, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

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